SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used For Determining Fair Value Of Stock Options Granted	The following assumptions were used by the Company for determining the fair value of awards granted:

	December 31,
	2024	2023	2022
Weighted-average expected term (years)	5.1 – 6.0	5.0 – 6.0	5.0 – 6.0
Volatility (range)	26.3% – 27.4%	26.2% – 27.6%	24.9% – 26.9%
Risk-free interest rate (range)	3.6% – 4.5%	3.6% – 4.7%	1.9% – 4.3%
Dividend yield	0.00%	0.00%	0.00%
The following assumptions were used by the Company for determining the fair value of awards granted:

	Nine Months Ended September 30,
	2025	2024
Weighted-average expected term (years)	5.3 – 6.3	5.1 – 6.0
Volatility (range)	26.2% – 27.2%	26.3% – 27.4%
Risk-free interest rate (range)	3.8% – 4.1%	3.6% – 4.5%
Dividend yield	0.00%	0.00%

Share-Based Payment Arrangement, Expensed and Capitalized, Amount	The following table summarizes information about the stock option activity for the years ended December 31, 2024, 2023 and 2022 (recognized and unrecognized share-based compensation expense, in thousands):

	December 31,
	2024	2023	2022
Share-based compensation expense recognized	$12,309	$12,474	$11,151
Share-based compensation expense unrecognized	$18,017	$15,472	$11,670
Weighted average period of unrecognized share-based compensation cost	1.88 years	2.02 years	1.74 years

Schedule of Stock Option Activity
The following table summarizes information about the stock option activity during the years ended December 31, 2024, 2023 and 2022 (aggregate intrinsic value, in thousands):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	21,643,645	$12.70	5.81	$283,223
Granted	1,187,035	$25.78
Exercised	(461,209)	$11.00
Cancelled, expired or forfeited	(155,791)	$14.70
Outstanding at December 31, 2022	22,213,680	$13.42	5.01	$149,713
Exercisable at December 31, 2022	18,787,442	$12.54	4.51	$138,860
Granted	2,461,387	$20.04
Exercised	(282,250)	$12.06
Cancelled, expired or forfeited	(3,223,853)	$10.22
Outstanding at December 31, 2023	21,168,964	$14.68	5.42	$119,677
Exercisable at December 31, 2023	17,489,973	$13.60	4.73	$115,513
Granted	2,489,785	$20.07
Exercised	(835,541)	$12.23
Cancelled, expired or forfeited	(1,618,300)	$14.03
Outstanding at December 31, 2024	21,204,908	$15.47	5.36	$149,710
Exercisable at December 31, 2024	17,565,664	$14.43	4.64	$142,023
The following table summarizes information about the stock option activity during the nine months ended September 30, 2025 (aggregate intrinsic value, in thousands):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	21,204,908	$15.47	5.36	$149,710
Granted	2,617,306	$22.41
Exercised	(1,363,953)	$13.02
Cancelled, expired or forfeited	(285,674)	$19.90
Outstanding at September 30, 2025	22,172,587	$16.38	5.37	$529,497
Exercisable at September 30, 2025	17,665,947	$15.08	4.43	$444,759

Schedule of Additional Information Regarding Stock Options Outstanding
Additional information regarding stock options outstanding as of December 31, 2024 is as follows (aggregate intrinsic value, in thousands):

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number of Exercisable Options	Aggregate Intrinsic Value
$12.00	9,260,428	2.90	$95,753	9,260,428	$95,753
$13.50	200,000	5.17	1,768	200,000	1,768
$14.00	771,689	5.35	6,436	771,689	6,436
$15.22	2,854,875	5.97	20,327	2,854,875	20,327
$15.50	155,000	6.30	1,060	155,000	1,060
$16.14	2,186,742	6.54	13,558	2,186,742	13,558
$16.34	54,500	6.90	327	54,500	327
$19.84	1,881,761	8.24	4,706	795,706	1,989
$20.00	446,827	9.20	1,046	154,027	360
$20.08	1,744,256	9.44	3,943	50,000	113
$20.60	24,787	8.97	43	24,787	43
$20.76	456,477	8.62	721	168,839	267
$21.32	21,148	9.74	22	21,148	22
$24.70	94,994	7.75	NA	63,334	NA
$25.78	581,519	7.21	NA	395,512	NA
$25.98	287,410	7.42	NA	287,410	NA
$26.00	182,495	7.80	NA	121,667	NA
	21,204,908	5.36	$149,710	17,565,664	$142,023
Additional information regarding stock options outstanding as of December 31, 2023 is as follows (aggregate intrinsic value, in thousands):

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number of Exercisable Options	Aggregate Intrinsic Value
$12.00	11,283,513	3.31	$90,268	11,283,513	$90,268
$13.50	200,000	6.18	1,300	200,000	1,300
$14.00	771,689	6.50	4,630	771,689	4,630
$15.22	2,862,738	6.97	13,685	2,514,547	12,020
$15.50	188,329	7.30	848	136,667	615
$16.14	2,186,684	7.60	8,441	1,686,204	6,509
$16.34	54,492	7.90	199	36,334	133
$19.84	1,911,433	9.22	306	239,285	38
$20.60	24,787	9.97	NA	24,787	NA
$20.76	516,277	9.62	NA	12,500	NA
$24.70	94,994	8.75	NA	31,668	NA
$25.78	604,123	8.21	NA	204,534	NA
$25.98	287,410	8.44	NA	287,410	NA
$26.00	182,495	8.80	NA	60,835	NA
	21,168,964	5.42	$119,677	17,489,973	$115,513
Additional information regarding stock options outstanding as of September 30, 2025 is as follows (aggregate intrinsic value, in thousands):

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value	Number of Exercisable Options	Aggregate Intrinsic Value
$12.00	8,236,344	2.41	$232,759	8,236,344	$232,759
$13.50	200,000	4.43	5,352	200,000	5,352
$14.00	758,559	4.60	19,920	758,559	19,920
$15.22	2,495,355	5.21	62,484	2,495,355	62,484
$15.50	154,998	5.55	3,838	154,998	3,838
$16.14	2,173,658	5.79	52,429	2,173,658	52,429
$16.34	54,497	6.15	1,304	54,497	1,304
$19.84	1,858,135	7.48	37,943	1,318,993	26,934
$20.00	363,518	8.44	7,365	235,420	4,770
$20.08	1,715,480	8.69	34,618	593,163	11,970
$20.60	24,784	8.22	487	24,784	487
$20.76	440,473	7.87	8,589	300,182	5,854
$21.32	21,148	9.00	401	21,148	401
$22.34	291,541	9.41	5,224	102,787	1,842
$22.40	2,232,211	9.71	39,867	—	—
$23.00	80,000	9.86	1,381	—	—
$24.70	94,999	7.00	1,478	63,336	986
$25.78	556,986	6.46	8,065	556,986	8,065
$25.98	287,401	6.65	4,104	287,401	4,104
$26.00	132,500	7.05	1,889	88,336	1,260
	22,172,587	5.37	$529,497	17,665,947	$444,759

Schedule of Unvested Restricted Stock Activities
The following table summarizes information about the unvested restricted stock activities during the years ended December 31, 2024, 2023 and 2022:

	Number of Shares	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2021	2,781,117	$15.64
Awarded	352,859	$24.60
Vested	(162,500)	$11.60
Cancelled or forfeited	(14,286)	$12.82
Outstanding at December 31, 2022	2,957,190	$16.94
Awarded	1,999,113	$20.40
Vested	(443,552)	$15.94
Cancelled or forfeited	(375)	$19.16
Outstanding at December 31, 2023	4,512,376	$17.42
Awarded	608,134	$20.10
Vested	(1,476,930)	$15.46
Cancelled or forfeited	(166,917)	$14.15
Outstanding at December 31, 2024	3,476,663	$18.85
The following table summarizes information about the unvested restricted stock activities during the nine months ended September 30, 2025:

	Number of Shares	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2024	3,476,663	$18.85
Awarded	400,000	$22.40
Vested	(2,284,040)	$18.94
Cancelled or forfeited	(4,168)	$19.15
Outstanding at September 30, 2025	1,588,455	$18.74